CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Members Equity (Deficiency) [Member]	Deferred Compensation [Member]	Common Stock [Member]	Preferred Stock B [Member]	Preferred Stock A [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During the Development Stage [Member]
Balance at Jan. 21, 1997
Balance, shares at Jan. 21, 1997
Equity contributions	1,143,487	1,143,487
Subscriptions receivable	440,000	440,000
Technology contribution	4,550,000	4,550,000
Net loss	(5,256,012)							(5,256,012)
Balance at Dec. 31, 1997	877,475	6,133,487						(5,256,012)
Balance, shares at Dec. 31, 1997
Equity contributions	2,518,236	2,518,236
Options issued to consultants	1,671	1,671
Subscriptions receivable	50,000	50,000
Net loss	(1,867,348)							(1,867,348)
Balance at Dec. 31, 1998	1,580,034	8,703,394						(7,123,360)
Balance, shares at Dec. 31, 1998
Equity contributions	1,382,782	1,382,872
Equity issued to consultants	88,363	88,363
Recognition of deferred compensation		47,001	(47,001)
Amortization of deferred compensation	15,667		(15,667)
Subscriptions receivable	100,000	100,000
Net loss	(3,066,388)							(3,066,388)
Balance at Dec. 31, 1999	100,548	10,321,630	(31,334)					(10,189,748)
Balance, shares at Dec. 31, 1999
Equity contributions	14,047,916	14,407,916
Equity issued to consultants	1,070,740	1,070,740
Warrants issued to consultants	468,526	468,526
Recognition of deferred compensation		27,937	(27,937)
Amortization of deferred compensation	46,772		46,772
Net loss	(10,753,871)							(10,753,871)
Balance at Dec. 31, 2000	5,340,631	26,296,749	(12,499)					(20,943,619)
Equity contributions	13,411,506	13,411,506
Equity issued to consultants	161,073	161,073
Stock options issued to employee		2,847
Fees incurred in raising capital	1,206,730	1,206,730
Amortization of deferred compensation	12,499		12,499
Net loss	(15,392,618)							(15,392,618)
Balance at Dec. 31, 2001	2,329,208	38,665,445						(36,336,237)
Equity contributions	6,739,189	6,739,189
Equity issued to consultants	156,073	156,073
Options issued to consultants	176,250	176,250
Stock options issued to employee		2,847
Fees incurred in raising capital	556,047	556,047
Conversion of convertible notes to common	(1,350,828)	(1,350,828)
Net loss	(11,871,668)							(11,871,668)
Balance at Dec. 31, 2002	(4,374,976)	43,832,929						(48,207,905)
Balance, shares at Dec. 31, 2002
Equity contributions	4,067,250	4,067,250
Equity issued to consultants	16,624	16,624
Change in fair value of management units	2,952,474	2,952,474
Options issued to consultants	65,681	65,681
Fees incurred in raising capital	343,737	343,737
Conversion of convertible notes to common	(281,340)	(281,340)
Net loss	(6,009,283)							(6,009,283)
Balance at Dec. 31, 2003	(3,907,307)	50,309,881						(54,217,188)
Balance, shares at Dec. 31, 2003
Equity contributions	512,555	512,555
Change in fair value of management units	(2,396,291)	(2,396,291)
Fees incurred in raising capital	80,218	80,218
Net loss	(1,096,689)							(1,096,683)
Balance at Dec. 31, 2004	(6,967,944)	48,345,927						(55,313,871)
Balance, shares at Dec. 31, 2004
Equity contributions	92,287	92,287
Change in fair value of management units	(14,551)	(14,551)
Fees incurred in raising capital	92,287	92,287
Reorganization from LLC to "C" Corporation		(49,219,260)		4,829			49,214,431
Reorganization from LLC to "C" Corporation, shares				4,829,120
Conversion of convertible notes to common	51,565	51,565
Issuance of common stock in settlement of accounts payable	836,319	836,319
Net loss	(3,665,596)							(3,665,596)
Balance at Dec. 31, 2005	(9,760,207)			4,829			49,214,431	(58,979,467)
Balance, shares at Dec. 31, 2005				4,829,120
Stock based compensation - employees, consultants and directors	620,563						(620,563)
Warrants issued to consultants	9,883						9,883
Issuance of warrants	192,311						192,311
Issuance of Series A Preferred Stock as dividends						303	303,397	(303,700)
Issuance of Series A Preferred Stock as dividends, shares						303,700
Issuance of preferred stock	5,300,000					5,300	5,530,143	(235,443)
Issuance of preferred stock, shares						5,300,000
Issuance of preferred stock for redemption of convertible note	1,000,000					1,000	1,204,640	(205,640)
Issuance of preferred stock for redemption of convertible note, shares						1,000,000
Issuance of stock options to employees, consultants and directors	143,352						143,352
Shares held by original stockholders of Parent immediately prior to merger				3,750			(3,750)
Shares held by original stockholders of Parent immediately prior to merger, shares				3,750,000
Conversion of stock				(241)		800	30,194	(30,753)
Conversion of stock, shares				(240,929)		799,885
Issuance of common stock				241			799,644
Issuance of common stock, shares				240,929
Issuance of common stock to investor group for price protection				100			(100)
Issuance of common stock to investor group for price protection, shares				100,000
Issuance of common stock in consideration for funding $1,000,000 convertible note payable per terms of merger transaction	1,000,000			10,000			587,035
Issuance of common stock in consideration for funding $1,000,000 convertible note payable per terms of merger transaction, shares				10,000,000
Conversion of convertible notes to common	11,382,110			5,171			11,376,939
Conversion of convertible notes to common, shares				5,170,880
Cost of raising capital	(620,563)						5,530,143	(235,443)
Cost of raising capital, shares
Issuance of common stock in settlement of accounts payable	587,814			779			587,035
Issuance of common stock in settlement of accounts payable, shares				778,274
Net loss	(7,671,580)							(7,671,580)
Balance at Dec. 31, 2006	2,363,005			24,629		7,403	69,757,556	(67,426,583)
Balance, shares at Dec. 31, 2006				24,628,274		7,403,585
Stock based compensation - employees, consultants and directors	498,955						498,955
Conversion of stock				405		(506)	101
Conversion of stock, shares				405,157		(506,446)
Issuance of common stock in settlement of accounts payable	23,002			11			22,991
Issuance of common stock in settlement of accounts payable, shares				11,501
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event	(361,496)					1,122	1,121,246	(760,872)
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event, shares						1,122,369
Net loss	(3,350,754)							(3,350,754)
Balance at Dec. 31, 2007	(104,296)			25,045		8,019	71,400,849	(71,538,209)
Balance, shares at Dec. 31, 2007				25,044,932		8,019,508
Stock based compensation - employees, consultants and directors	363,563						363,563
Issuance of warrants	40,354						40,354
Issuance of Series A Preferred Stock as dividends						831	277,087	(277,918)
Issuance of Series A Preferred Stock as dividends, shares						830,384
Issuance of preferred stock	(5,293,148)				53		5,657,842	(364,747)
Issuance of preferred stock, shares					52,931.47
Issuance of Series B Preferred Stock as dividends					2		262,715	(262,717)
Issuance of Series B Preferred Stock as dividends, shares					2,627.17
Conversion of stock				219		(57)	(162)
Conversion of stock, shares				218,585		(56,832)
Cost of raising capital	(215,398)						(215,398)
Cost of raising capital, shares
Net loss	(3,017,890)							(3,017,890)
Balance at Dec. 31, 2008	2,359,481			25,264	55	8,793	77,786,850	(75,461,481)
Balance, shares at Dec. 31, 2008				25,263,517	55,558.64	8,793,060
Stock based compensation - employees, consultants and directors	236,705						236,705
Issuance of Series A Preferred Stock as dividends						789	110,809	111,598
Issuance of Series A Preferred Stock as dividends, shares						789,610
Issuance of Series B Preferred Stock as dividends					6		586,017	(586,023)
Issuance of Series B Preferred Stock as dividends, shares					5,860.22
Conversion of notes payable and accrued interest to Series B Preferred Shares					1		64,308	(6,704)
Conversion of notes payable and accrued interest to Series B Preferred Shares, shares					576.05
Conversion of stock				41,111	(6)	(3,326)	(37,779)
Conversion of stock, shares				41,111,339	(6,628.55)	(3,326,857)
Conversion of convertible notes to common	57,605
Cashless exercise of warrants	1,335,754				13		1,335,741
Cashless exercise of warrants, shares					13,357.52
Warrant modification as inducement to exercise	14,885						14,885
Net loss	(2,736,715)							(2,736,715)
Balance at Dec. 31, 2009	1,267,715			66,375	69	6,256	80,097,536	(78,902,521)
Balance, shares at Dec. 31, 2009				66,374,856	68,723.88	6,255,813
Stock based compensation - employees, consultants and directors	149,325						149,325
Issuance of Series A Preferred Stock as dividends						590	167,992	(168,582)
Issuance of Series A Preferred Stock as dividends, shares						590,159
Issuance of Series B Preferred Stock as dividends					6		2,008,876	(2,008,882)
Issuance of Series B Preferred Stock as dividends, shares					6,232.81
Conversion of stock				47,824	(14)	(1,020)	(46,790)
Conversion of stock, shares				47,824,298	(13,983.58)	(1,019,563)
Issuance of common stock	749,999			7,174			742,825
Issuance of common stock, shares				7,174,186
Cost of raising capital	(49,560)			1,465			(51,025)	(49,560)
Cost of raising capital, shares				1,465,071
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	306,805						306,805
Net loss	(2,908,865)							(2,908,865)
Balance at Dec. 31, 2010	(484,581)			122,838	61	5,826	83,375,544	(83,988,850)
Balance, shares at Dec. 31, 2010				122,838,411	60,973.11	5,826,409
Stock based compensation - employees, consultants and directors	865,535						865,535
Issuance of Series A Preferred Stock as dividends						266	71,755	(72,021)
Issuance of Series A Preferred Stock as dividends, shares						266,161
Issuance of Series B Preferred Stock as dividends					6		3,015,017	(3,015,023)
Issuance of Series B Preferred Stock as dividends, shares					6,283.41
Conversion of stock				16,116	(2)	(4,645)	(11,469)
Conversion of stock, shares				16,115,042	(1,823.18)	(4,645,411)
Issuance of common stock	2,643,766			17,336			2,626,430
Issuance of common stock, shares				17,335,942
Conversion of convertible notes to common	1,515,130			15,151			1,499,979
Conversion of convertible notes to common, shares				15,151,310
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	1,250,000						1,250,000
Cashless exercise of warrants				6,013			(6,013)
Cashless exercise of warrants, shares				6,013,478
Exercise of stock options	5,141			147			4,994
Exercise of stock options, shares				146,875
Issuance of common stock in settlement of accounts payable	5,000			25			4,975
Issuance of common stock in settlement of accounts payable, shares				25,000
Net loss	(5,481,648)							(5,481,648)
Balance at Dec. 31, 2011	318,343			177,626	65	1,447	92,696,747	(92,557,542)
Balance, shares at Dec. 31, 2011				177,626,058	65,433.34	1,447,159
Stock based compensation - employees, consultants and directors	16,964						16,964
Issuance of Series A Preferred Stock as dividends	1,870,846					111	12,937	(13,048)
Issuance of Series A Preferred Stock as dividends, shares						111,125
Issuance of Series B Preferred Stock as dividends					5		12,937	(1,857,798)
Issuance of Series B Preferred Stock as dividends, shares					5,022.93
Conversion of stock				419		(3)	(416)
Conversion of stock, shares				418,633	(140.87)	(3,003)
Issuance of common stock	3,210,153			24,828			3,185,325
Issuance of common stock, shares	3,210,153			24,828,903
Conversion of convertible notes to common	685,208			6,852			678,356
Conversion of convertible notes to common, shares				6,852,088
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible note	87,700						87,700
Cashless exercise of warrants				170			(170)
Cashless exercise of warrants, shares				169,762
Exercise of stock options
Net loss	(3,125,886)							(3,125,886)
Balance at Sep. 30, 2012	$ 1,192,482			$ 209,895	$ 70	$ 1,555	$ 98,535,236	$ (97,554,274)
Balance, shares at Sep. 30, 2012				209,895,444	70,315.40	1,555,281